Quarterly Financial Information (Unaudited) (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended	12 Months Ended			1 Months Ended	3 Months Ended							12 Months Ended
	Jan. 25, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010 Successor [Member]	Dec. 31, 2012 Successor [Member]	Sep. 30, 2012 Successor [Member]	Jun. 30, 2012 Successor [Member]	Mar. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Sep. 30, 2011 Successor [Member]	Jun. 30, 2011 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]
Unaudited quarterly results of operations
Net sales	$ 78,842	$ 245,500	$ 984,497	$ 910,179	$ 944,983		$ 238,500	$ 249,800	$ 234,600	$ 261,600	$ 237,400	$ 254,200	$ 251,900	$ 984,497	$ 910,179
Gross profit	18,546	41,300	238,502	199,819	236,402		59,500	58,900	53,100	67,000	53,600	63,200	60,200	238,502	199,819
Net income (loss)		$ (48,100)			$ 23,002	$ (1,259)	$ 7,300	$ 4,800	$ (4,400)	$ 6,900	$ (6,300)	$ 2,000	$ 5,900	$ 14,627	$ (18,611)